Schedule of Investments
March 31, 2022 (unaudited)
Mercator International Opportunity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.52%

Consumer Discretionary Products - 4.01%
Aston Martin Lagonda Global Holdings PLC ADR (United Kingdom) (2)	48,000	621,432
Watches of Switzerland Group PLC (United Kingdom) (2)	40,000	599,229
		1,220,661

Consumer Cyclical: Packaging - 1.67%
DS Smith PLC (United Kingdom) (2)	120,000	507,926

Consumer Discretionary Services - 1.70%
Entain PLC (Isle of Man) (2)	24,000	518,334

Health Care 10.39%
ALK-Abello A/S Class B (Denmark) (2)	31,600	702,396
Amplifon SpA (Italy) (2)	12,000	538,295
Lumibird (France) (2)	26,492	611,190
Mister Spex SE (Germany)	56,000	539,092
Orpea SA (France) (2)	17,600	766,909
		3,157,882

Industrial Products - 3.53%
Disco Corp. (Japan)	2,360	666,521
Japan Elevator Service Holdings Co., Ltd. (Japan)	31,000	406,961
		1,073,482

Industrial Services - 2.04%
Grupo Aeroportuario del Sureste S.A.B. de ADR (Mexico) (2)	2,800	620,480

Media - 9.29%
Adevinta ASA Class B (Norway) (2)	40,181	369,318
CyberAgent, Inc. (Japan) (2)	31,000	388,382
Frontier Developments PLC (United Kingdom) (2)	24,000	393,599
Future PLC (United Kingdom)	32,120	1,098,275
Z Holdings Corp. (Japan) (2)	130,500	574,702
		2,824,276

Real Estate - 1.52%
Capital & Counties Properties PLC (United Kingdom) (2)	200,638	461,666

Retail & Wholesale -Discretionary - 20.45%
ASOS PLC (United Kingdom) (2)	25,660	543,058
Boozt AB (Sweden) (2)	40,000	515,014
Fnac Darty SA (France) (2)	12,000	618,229
Hugo Boss AG (Germany) (2)	12,000	698,960
MercadoLibre, Inc. (Argentina) (2)	840	999,163
Mercari, Inc. (Japan) (2)	12,000	317,727
MonotaRO Co. Ltd. (Japan)	26,100	564,416
Musti Group Oyj (Finland)	20,000	530,239
Pets at Home Group PLC (Great Britain)	100,000	474,916
Rakuten, Inc. (Japan)	59,000	468,405
Zalando SE (Germany) (2)	9,600	488,635
		6,218,762

Retail & Wholesale Staples - 2.43%
Ocado Group PLC (United Kingdom) (2)	48,000	738,629

Software & Technology Services - 19.49%
Adyen NV (Netherlands) (2)	320	640,537
Basware Oyj (Finland) (2)	17,600	417,730
BlackBerry Ltd. (Canada) (2)	112,000	835,520
Boku, Inc. (United Kingdom) (2)	312,000	453,049
Comture Corp. (Japan)	26,080	663,762
Kahoot! ASA (Norway) (2)	200,000	628,368
Learning Technologies Group PLC (United Kingdom) (2)	240,000	513,761
Materialise N.V. ADR (Belgium) (2)	28,000	541,800
Vitec Software Group AB Class B (Sweden)	12,000	621,972
ZOO Digital Group PLC (United Kingdom) (2)	385,000	609,644
		5,926,143

Technology Hardware & Semiconductors - 22.00%
Accesso Technology Group PLC (United Kingdom) (2)	80,000	883,075
Advantest Corp. (Japan)	8,000	635,125
ASML Holding N.V. ADR (Netherlands) (2)	700	467,551
Jeol Ltd. (Japan)	15,050	848,861
Lasertec Corp. (Japan)	3,000	511,935
Nidec Corp. (Japan)	6,240	499,394
Nordic Semiconductor ASA (Norway) (2)	17,900	462,282
PVA TePla AG (Germany) (2)	26,400	769,733
SLM Solutions Group AG (Germany) (2)	40,000	619,645
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	6,450	672,477
Tobii AB (Sweden) (2)	96,000	320,083
		6,690,161

Total Common Stocks	(Cost $ 29,254,545)	29,958,402

Money Market Registered Investment Companies - 1.01%

First American Government Obligations Fund Class X 0.19% (3)	306,418	306,718

Total Money Market Registered Investment Companies	(Cost $ 306,718)	306,718

Total Investments - 99.53%	(Cost $ 29,561,263)	30,265,120

Liabilities in Excess of Other Assets (0.47%)		142,819

Total Net Assets - 100.00%		30,407,939

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$30,265,120	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$30,265,120	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of March 31, 2022, the breakout of the Fund's portfolio by country of issuer was as follows:
Country		% of Net Assets
Argentina		3.34%
Australia		0.00%
Belgium		1.81%
Canada		2.79%
Denmark		2.34%
Finland		3.16%
France		6.66%
Germany		10.40%
Ireland		0.00%
Isle of Man		1.73%
Israel		0.00%
Italy		1.80%
Japan		21.85%
Luxembourg		0.00%
Mexico		2.07%
Netherlands		3.70%
Norway		4.87%
Sweden		4.86%
Switzerland		0.00%
Taiwan		2.24%
United Kingdom		24.85%
United States		1.51%
		100.00%

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at March 31, 2022.
ADR - American Depositary Receipt.
PLC - Public Limited Company
SE - Societas Europaea, Latin term means European Company.
SA - Société Anonyme, a French term for a public limited company.
AB - Aktiebolag, the Swedish term for "limited company" or "corporation".
AG - Aktiengesellschaft, a German term for a public limited company.
SpA - Società per azioni, an Italian term for a public limited company.
KGaA - Kommanditgesellschaft auf Aktien, a German corporate designation standing for partnership limited by shares.
ASA - Allmennaksjeselskap, a Norwegian term for public limited company.
NV - Naamloze Vennootschap, a Dutch term for public limited company.